Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Diversified International Fund	Dec. 30, 2022
Fidelity Diversified International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.84%
Past 5 years	13.31%
Past 10 years	10.38%
Fidelity Diversified International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.34%
Past 5 years	12.14%
Past 10 years	9.61%
Fidelity Diversified International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.53%
Past 5 years	10.57%
Past 10 years	8.50%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%